Prepayments and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and other non-current assets [Abstract]
Schedule of Prepayments and Other Non-Current Assets

	As of December 31,
	2013	2014
	RMB'000	RMB'000

Prepayments for acquisition of software (i)	—	42,833
Long-term loans to employees	1,630	3,423
	1,630	46,256